Investment Property (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Schedule of investment property [text block]
	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Disposal	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Land	$465,868	-	-	251,955	717,823
Fair Value	$1,402,040				2,213,184

	For the year ended December 31, 2016
	Balance, Beginning of Year	Additions	Disposal	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Land	$465,868	-	-	-	465,868
Fair Value	$1,145,098				1,402,040

Disclosure of significant unobservable inputs In valuation techniques used [Text Block]
The significant inputs in valuation techniques used are set out below:

	For the years ended December 31,
	2017	2016

Overall capital interest rate	1.86%	2.06%
Rate of return	10.00%	10.00%
Capitalization rate	12.00%	-